Consolidated Statement of Profit or Loss and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares	Dec. 31, 2020 SGD ($) $ / shares shares	Dec. 31, 2019 SGD ($) $ / shares shares
Statement of profit or loss and other comprehensive income [abstract]
Revenue	$ 410,741	$ 555,198	$ 434,723	$ 330,265
Employee benefits expense	(251,301)	(339,683)	(257,985)	(189,912)
Depreciation expense	(29,484)	(39,853)	(33,065)	(24,599)
Rental and maintenance expense	(7,274)	(9,832)	(10,603)	(9,220)
Recruitment expense	(8,052)	(10,884)	(8,005)	(6,680)
Transport and travelling expense	(1,081)	(1,461)	(1,504)	(2,083)
Telecommunication and technology expense	(6,530)	(8,826)	(6,305)	(4,522)
Interest expense	(6,225)	(8,414)	(3,058)	(2,893)
Other operating expense	(8,231)	(11,126)	(15,836)	(10,478)
Gain on disposal of a subsidiary | $			731
Share of profit from an associate	75	101	196
Interest income	402	544	594	465
Other operating income	4,672	6,315	7,514	717
Profit before income tax	97,712	132,079	107,397	81,060
Income tax expenses	(20,889)	(28,237)	(21,303)	(7,524)
Profit for the year	76,823	103,842	86,094	73,536
Item that will not be reclassified to profit or loss
Remeasurement of retirement benefit obligation	204	276	(181)	(114)
Item that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(4,809)	(6,500)	717	954
Total comprehensive income for the year	72,218	97,618	86,630	74,376
Profit attributable to
Owners of the Group	76,822	103,841	86,093	73,535
Non-controlling interests	1	1	1	1
Profit for the year	76,823	103,842	86,094	73,536
Total comprehensive income attributable to
Owners of the Group	72,217	97,617	86,629	74,375
Non-controlling interests	1	1	1	1
Total comprehensive income for the year	$ 72,218	$ 97,618	$ 86,630	$ 74,376
Basic earnings per share | (per share)	$ 0.60	$ 0.81	$ 0.70	$ 0.60
Diluted earnings per share | (per share)	$ 0.60	$ 0.81	$ 0.70	$ 0.60
Weighted average number of ordinary shares used in computing basic earnings per share	128,803,824	128,803,824	123,500,000	123,500,000
Weighted average number of ordinary shares used in computing diluted earnings per share	128,830,134	128,830,134	123,500,000	123,500,000